Treasury Shares (Details) - NASDAQ Stock Exchange [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Treasury Shares [Line Items]
Total shares	$ 51,504	$ 281,253
Amount paid to acquire treasury shares	$ 51,000	$ 254,000